SIGNIFICANT CUSTOMERS	12 Months Ended
Jan. 03, 2021
Risks and Uncertainties [Abstract]
SIGNIFICANT CUSTOMERS

17.    SIGNIFICANT CUSTOMERS

The sales to three customers represented 20% and 21% of net sales for the Successor period from August 29, 2020 to January 3, 2021 and for the Predecessor period from December 30, 2019 to August 28, 2020, respectively. Accounts receivable for these three customers represented 20% of total accounts receivable at January 3, 2021. For fiscal year 2019, sales to three customers represented 16% of net sales. Accounts receivable for these three customers represented 22% of total accounts receivable at December 29, 2019. For fiscal year 2018, sales to three customers represented 18% of net sales.

Net sales concentrations:

	Successor	Predecessor
Customer	From August 29, 2020 through January 3, 2021	From December 30, 2019 through August 28, 2020	Year Ended December 29, 2019	Year Ended December 30, 2018
Customer A	11%	12%	9%	9%
Customer B	4	5	2	2
Customer C	5	4	5	7
Total net sales concentrations	20%	21%	16%	18%

Accounts receivable concentrations:

	Successor	Predecessor
Customer	As of January 3, 2021	As of December 29, 2019	As of December 30, 2018
Customer A	11%	14%	14%
Customer B	4	3	3
Customer C	5	5	4
Total accounts receivable concentrations:	20%	22%	21%